FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue	£ 6,537	£ 6,828
Other deposits	0	2
Short positions in securities	0	1
Financial liabilities at fair value through profit or loss that meet definition of held for trading	0	3
Total financial liabilities at fair value through profit or loss	6,537	6,831
The Bank
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue	9,821	7,905
Other deposits	0	2
Short positions in securities	0	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading	0	2
Total financial liabilities at fair value through profit or loss	£ 9,821	£ 7,907